Short-term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2013 and March 31, 2014 of 2.31% and of 2.57% per annum, respectively	¥ 1,165,580	¥ 1,062,233
Commercial paper with a weighted-average interest at March 31, 2013 and March 31, 2014 of 0.52% and of 0.49% per annum, respectively	3,665,240	3,027,295
Short-term borrowings	¥ 4,830,820	¥ 4,089,528